SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Jan. 31, 2024
Selling, General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

15. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company's selling, general and administration expenses for the years ended January 31, 2024 and 2023 is as follows:

	2024	2023
	$	$
Accounting and legal	892,733	716,349
Depreciation and amortization	1,408,976	1,365,018
License fees, taxes, and insurance	1,603,921	1,625,036
Office facilities and administrative	384,583	338,492
Operating lease costs	633,840	591,375
Other expenses	907,918	806,009
Professional fees and consulting	522,900	903,513
Salaries and wages	3,156,441	2,747,133
Sales, marketing, and promotion	75,561	83,672
Share-based compensation	22,128	209,441
Shareholder communications	16,523	18,128
Travel and entertainment	52,214	41,742
	9,677,738	9,445,908